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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31,1999

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brendan J. Spillane
Title: Treasurer
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

___________________/s/__________________________

Princeton, NJ
May 14, 1999

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $1,111,442


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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                        SCHAFER CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 March 31, 1999

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                             Value    Shares/ Sh/ Put/ Invstmt
          Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
  ------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------

D Allstate                       COM              020002101    28331   764400 SH       Sole                 764400
D Armstrong World                COM              042476101    18418   407600 SH       Sole                 407600
D Arrow Electronics              COM              042735100    23798  1586550 SH       Sole                1586550
D Avnet Inc                      COM              053807103    27434   746500 SH       Sole                 746500
D Bank of America                COM              060505104    28031   396900 SH       Sole                 396900
D Berkley (W.R.)                 COM              084423102     1496    61050 SH       Sole                  61050
D Borg Warner Auto               COM              099724106    30901   646300 SH       Sole                 646300
D Burlington N Santa Fe          COM              12189T104    29019   882700 SH       Sole                 882700
D Cadence Design                 COM              127387108    34278  1331200 SH       Sole                1331200
D Canadian National              COM              136375102    20681   371800 SH       Sole                 371800
D Chase Manhattan                COM              16161A108    29047   356950 SH       Sole                 356950
D Chubb Corp                     COM              171232101    31319   534800 SH       Sole                 534800
D Cleveland-Cliffs               COM              185896107    11888   349000 SH       Sole                 349000
D DaimlerChrysler                COM              D1668R123    26199   305300 SH       Sole                 305300
D Diebold Inc.                   COM              253651103    32203  1341800 SH       Sole                1341800
D ECI Telecom Ltd.               COM              268258100    30149   861400 SH       Sole                 861400
D FDX Corp                       COM              31304N107    30113   323800 SH       Sole                 323800
D Fed Nat Mortgage               COM              313586109    26183   378100 SH       Sole                 378100
D Ford Motor Co.                 COM              345370100    28253   498400 SH       Sole                 498400
D Harman Int'l                   COM              413086109     1441    39200 SH       Sole                  39200
D Iowa Beef Products             COM              449223106     1291    69300 SH       Sole                  69300
D Jo Ann Stores Inc. Cl B        COM              47758P208     6078   565400 SH       Sole                 565400
D Jo Ann Stores Inc. Cl-A        COM              47758P109      161    11700 SH       Sole                  11700
D Kansas City P&L                COM              485134100    26814  1088900 SH       Sole                1088900
D Klm Royal Dutch                COM              482516101    26771   964725 SH       Sole                 964725
D Lafarge Corp.                  COM              505862102    25404   907300 SH       Sole                 907300
D Lockheed Martin Corp.          COM              539830109    32884   871100 SH       Sole                 871100
D May Dept. Stores               COM              577778103    28716   733950 SH       Sole                 733950
D Maytag Corporation             COM              578592107    33798   559800 SH       Sole                 559800
D Mellon Bank                    COM              585509102    29156   414300 SH       Sole                 414300
D Merrill Lynch & Co.            COM              590188108    29701   335600 SH       Sole                 335600
D Nat. Bank of Canada            COM              633067103      163    11400 SH       Sole                  11400
D New Holland                    COM              N62648105     1170   114100 SH       Sole                 114100
D Northern Trust Cp              COM              665859104     1270    14300 SH       Sole                  14300
D Northrop Grumman               COM              666807102     7245   121000 SH       Sole                 121000
D Omnicare, Inc.                 COM              681904108    32101  1684000 SH       Sole                1684000
D Owens Corning Inc.             COM              69073F103      216     6800 SH       Sole                   6800
D Paine Webber Group             COM              695629105    30437   763300 SH       Sole                 763300
D Partner Re Ltd                 COM              G6852T105    27925   689500 SH       Sole                 689500
D Petroleum Geo-Sevices          COM              716597109     5543   363500 SH       Sole                 363500
D Philip Morris                  COM              718154107    27313   776200 SH       Sole                 776200
D Philips Electronics NV         COM              500472105    31953   387600 SH       Sole                 387600
D Progressive Corp.              COM              743315103     1277     8900 SH       Sole                   8900
D Raytheon Cl B                  COM              755111408    27554   470000 SH       Sole                 470000
D Sears Roebuck & Co             COM              812387108    27244   602900 SH       Sole                 602900
D Southdown Inc.                 COM              841297104    29254   544900 SH       Sole                 544900
D Storage Technology             COM              862111200    24416   875900 SH       Sole                 875900
D StudentLoan Mkt                COM              78442A109    25518   611200 SH       Sole                 611200
D Summit Bancorp                 COM              866005101    28096   720400 SH       Sole                 720400
D UCAR Int'l Inc.                COM              90262K109    26628  1885200 SH       Sole                1885200
D Wells Fargo & Co Del           COM              949746101    26164   746200 SH       Sole                 746200
S REPORT SUMMARY                 51 DATA RECORDS             1111442            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED